UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM


1.   Name and  address  of  issuer:     MassMutual  Institutional Funds
                                        1295 State Street
                                        Springfield,  MA  01111-0001


2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.   Investment Company Act File Number: 811-8274

     Securities Act File Number:  33-73824

4(a). Last day of fiscal year for which this Form is filed: DECEMBER 31, 2003

4(b).Check box if this Form is being  filed late  (i.e.  more than 90 days after the end of the issuer's fiscal year).  (See  Instruction  A.2)
NOTE:If theForm is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during  the  fiscal  year
          pursuant to section 24(f):                            $       580,819

     (ii) Aggregate  price of shares  redeemed or repurchased  during the fiscal
          year                                          $       3

     (iii)Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                        $       0

     (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                $       3

      (v) Net sales-if Item 5(i) is greater than Item 5(iv)
            [Subtract Item (iv) from Item 5(i)]:                $       580,816

     (vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]
                                                                $       0

     (vii)Multiplier for determining  registration fee (See Instruction  C.9):
                                                                x    0.00012670

     (viii)Registration  fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
          if no fee is due):                                    =$ 73.59

6.   Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:___. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:___ .

7.   Interest  due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):           +$      0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                =$      73.59

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 1, 2004

          Method of Delivery: CIK: 067160

                    X           Wire Transfer

                                Mail or other means

                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



By (Signature and Title)*               /s/ James S. Collins
                                        JAMES S. COLLINS
                                        CHIEF FINANCIAL OFFICER AND TREASURER


Date:  March 2, 2004



* Please print the name and title of the signing officer below the signature.